Significant Accounting Policies (Details) - Schedule of Net Income Per Share Presented in the Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Shares [Member]
Numerators:
Allocation of net income	$ 42,981	$ 151,389	$ 35,325	$ 225,304	$ 894,324	$ 106,441
Denominators:
Basic weighted average shares outstanding	726,336	5,568,076	726,336	8,534,038	5,379,201	7,972,527
Diluted weighted average shares outstanding	726,336	5,568,076	726,336	8,534,038	5,379,201	7,972,527
Basic net income per share	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01
Diluted net income per share	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01
Non Redeemable Shares [Member]
Numerators:
Allocation of net income	$ 190,455	$ 87,507	$ 156,531	$ 84,970	$ 535,095	$ 38,748
Denominators:
Basic weighted average shares outstanding	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Diluted weighted average shares outstanding	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Basic net income per share	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01
Diluted net income per share	$ 0.06	$ 0.03	$ 0.05	$ 0.03	$ 0.17	$ 0.01